INTANGIBLE ASSETS - Disclosure of Changes in Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 14,806
Balance at end of period	19,220	$ 14,806
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	17,128	12,874
Additions	210	322
Dispositions	0	(155)
Acquisitions through business combinations	5,111	4,536
Assets reclassified as held for sale	0	0
Foreign currency translation	(338)	(449)
Balance at end of period	22,111	17,128
Accumulated Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(2,322)	(1,613)
Dispositions	0	73
Foreign currency translation	47	59
Amortization/impairment expense	(616)	(841)
Balance at end of period	$ (2,891)	$ (2,322)